Unaudited interim condensed consolidated statement of changes in shareholders' equity - EUR (€)	Share capital	Premiums related to share capital	Net profit (loss)	Translation reserves	Reserves	Total
Balance at the beginning at Dec. 31, 2023	€ 521,000	€ 201,862,000	€ (110,426,000)	€ 596,000	€ (124,584,000)	€ (32,032,000)
Balance at the beginning (in shares) at Dec. 31, 2023	52,115,807
Net loss for the period			(49,029,000)			(49,029,000)
Other comprehensive income						(146,000)
Remeasurement of defined benefit plans					74,000	74,000
Currency translation differences				(220,000)		(220,000)
Total comprehensive loss			(49,029,000)	(220,000)	74,000	(49,175,000)
Appropriation of net income (loss)			110,426,000		(110,426,000)
Share-based payment compensation expenses					2,238,000	2,238,000
BSA share warrants subscription premium	€ 4,000	(4,000)			(6,000)	(6,000)
Treasury shares					(138,000)	(138,000)
Other					41,000	41,000
Balance at the end (in shares) at Jun. 30, 2024	52,477,188
Balance at the end at Jun. 30, 2024	€ 525,000	201,859,000	(49,029,000)	375,000	(232,789,000)	(79,060,000)
Balance at the beginning at Dec. 31, 2023	€ 521,000	201,862,000	(110,426,000)	596,000	(124,584,000)	(32,032,000)
Balance at the beginning (in shares) at Dec. 31, 2023	52,115,807
Appropriation of net income (loss)						€ 184,200,000
Balance at the end (in shares) at Dec. 31, 2024	95,662,391					95,662,391
Balance at the end at Dec. 31, 2024	€ 956,623.91	249,159,596.78	(184,212,000)	600,000	(173,151,000)	€ (106,647,000)
BSA share warrants subscription premium (in shares)	361,381,000
Net loss for the period			(175,882,000)			(175,882,000)
Other comprehensive income						(167,000)
Remeasurement of defined benefit plans					93,000	93,000
Currency translation differences				(260,000)		(260,000)
Total comprehensive loss			(175,882,000)	(260,000)	93,000	(176,049,000)
Appropriation of net income (loss)			184,212,000		(184,212,000)
Issue of ordinary shares	€ 435,000	135,115,000				135,550,000
Issue of ordinary shares (in shares)	43,488,883
Transaction costs		(7,519,000)				(7,519,000)
Issue of prefunded warrants					138,130,000	138,130,000
Share-based payment compensation expenses					8,009,000	8,009,000
Treasury shares					85,000	85,000
Other					(467,000)	€ (467,000)
Balance at the end (in shares) at Jun. 30, 2025	139,151,274					139,151,274
Balance at the end at Jun. 30, 2025	€ 1,391,512.74	€ 376,754,830.25	€ (175,882,000)	€ 340,000	€ (211,513,000)	€ (8,909,000)